ATA INC (Parent Company) (Details)	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY	Mar. 31, 2014 ATA INC. USD ($)	Mar. 31, 2014 ATA INC. CNY	Mar. 31, 2013 ATA INC. USD ($)	Mar. 31, 2013 ATA INC. CNY	Mar. 31, 2012 ATA INC. CNY	Mar. 31, 2011 ATA INC. CNY
Condensed Financial Statements
Cash						$ 1,500,457	9,327,438	$ 6,715,243	41,744,636	48,532,826	116,818,694
Prepaid expenses and other current assets	2,427,880	15,092,674	13,625,663			28,083	174,575		464,873
Investments in subsidiaries						64,912,599	403,522,684		334,415,959
Total assets	79,022,702	491,236,724	457,818,481			66,441,139	413,024,697		376,625,468
Accrued expenses and other current liabilities	11,062,052	68,766,143	72,191,260			182,231	1,132,825		1,077,749
Total liabilities	12,763,794	79,344,852	82,270,762			182,231	1,132,825		1,077,749
Common shares	558,988	3,474,894	3,461,060			558,988	3,474,894		3,461,060
Treasury shares	(165,653)	(1,029,766)	(329,357)			(165,653)	(1,029,766)		(329,357)
Additional paid in capital	70,453,120	437,964,776	427,443,700			70,453,120	437,964,776		427,443,700
Accumulated other comprehensive loss	(4,366,825)	(27,145,929)	(26,379,146)			(4,366,825)	(27,145,929)		(26,379,146)
Accumulated deficit	(220,722)	(1,372,103)	(28,648,538)			(220,722)	(1,372,103)		(28,648,538)
Total shareholders' equity	66,258,908	411,891,872	375,547,719	366,414,571	364,063,000	66,258,908	411,891,872		375,547,719
Total liabilities and shareholders' equity	$ 79,022,702	491,236,724	457,818,481			$ 66,441,139	413,024,697		376,625,468